Leases (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 01, 2019
Leases (Textual)
Lease liabilities	$ 1,533
Operating leases weighted average remaining lease term	3 years 3 months 19 days
Weighted average discount rate	5.00%
ASU 2016-02 [Member]
Leases (Textual)
Recorded ROU assets		$ 1,573
Lease liabilities		$ 1,619